Share-Based Compensation	12 Months Ended
Aug. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION
18.	SHARE-BASED COMPENSATION

Share incentive plan

On December 15, 2017, the Company adopted the Bright Scholar Education Holdings Limited 2017 Share Incentive Plan (the “2017 Plan”).

In 2017, the Company provided up to an aggregate of 845,000 Class A ordinary shares of the Company as share based compensation to school principals and management team members with vesting period varying from 3 to 5 years.

On September 1, 2018, the Company granted 167,138 Class A ordinary shares to management of Can-achieve Group pursuant to the 2017 Plan. The vesting period of option is 3 year, and the vesting is subject to the performance indicator of the option holders. During any authorized leave of absence, the vesting of the option shall be suspended after the leave of absence exceeds a period of 90 days.

On January 18, 2019, the Company granted 2,545,000 Class A ordinary shares to a member of the Company’s senior management team pursuant to the Company’s 2017 plan, in which, one tenth was vested and exercisable on grant date and the remaining options will vest over 6 years from grant date. Vesting is subject to the continuous services of the option holders to the Company and the financial and operating performance of the Group. During any authorized leave of absence, the vesting of the option shall be suspended after the leave of absence exceeds a period of 90 days.

In the event of termination of the option holders’ continuous service for cause, the option holders’ right to exercise the option shall terminate concurrently, except otherwise determined by the plan administrator, and the Group shall have the rights to repurchase all vested options purchased by the option holders. The Company uses the Binomial tree of lattice pricing model to determine the estimated fair value for each option granted below with the assistance of an independent valuation firm. The post-vesting forfeiture rate is estimated by the Group at the range of 0%-15% by different level of principals and management team members.

The assumptions used in determining the fair value of the share options on the grant date were as follows:

Assumptions	2018	2019
Expected dividend yield	0%	0%
Risk-free interest rate	1.84%-2.35%	2.75%-2.85%
Expected volatility	42%-51%	50%-51%
Expected life	2 or 10 years	8.90 or 9.29 years
Exercise multiples	2.20-2.80 times	2.20-2.80 times
Fair value of underlying ordinary shares (US$/share)	9.29-12.25	6.28-6.83

Notes:

(1)	The expected dividend yield was estimated by the Company based on its dividend policy over the expected life of the options.

(2)	The risk-free interest rate was estimated based on the US Government Bond yield with the maturity commensurate with the expected life.

(3)	The expected volatility of the underlying ordinary shares was estimated based on historical volatility of the Company for the period before the valuation date with length commensurate to expected life of the options.

(4)	The expected life was the contractual life of the share options.

(5)	The Company estimated the exercise multiple based on a consideration of various research studies regarding exercise pattern from historical statistical data.

(6)	The fair values of ordinary shares were determined based on the closing price in the market.

For the years ended August 31, 2020, 2021 and 2022, the share options movement were as follows:

	Number of share options	Weighted average exercise price	Weighted average remaining contractual years	Weighted average fair value at grant date	Aggregate intrinsic value
		US$		US$	US$
As of August 31, 2019	3,073,314	8.74	8.33	7.98	(1,407,301)
Granted	—	—	—
Forfeited/Cancelled	(2,232,547)	8.74	7.29
Outstanding as of August 31, 2020	840,767	8.74	7.29	10.73	(823,950)
Vested and exercisable as of August 31, 2020	471,200	8.74	7.29	10.13	(461,776)
Granted	—	—	—
Forfeited/Cancelled	(81,242)	8.74	6.29
Outstanding as of August 31, 2021	759,525	8.74	6.29	10.74	(4,086,239)
Vested and exercisable as of August 31, 2021	635,795	8.74	6.29	10.55	(3,420,579)
Granted	—	—	—
Forfeited/Cancelled	(74,951)	8.74	6.29
Outstanding as of August 31, 2022	684,574	8.74	5.29	10.92	(3,778,848)
Vested and exercisable as of August 31, 2022	649,428	8.74	5.29	10.83	(3,584,843)

For the years ended August 31, 2020, 2021 and 2022, the Group recognized share-based payment expenses of RMB (10,631), RMB 1,865 and RMB (816), respectively, in connection with the share options granted to employees. The share-based award granted to members of senior management requires both a performance condition and service condition. During the fiscal year ended August 31, 2020, the Group assessed that the performance condition of certain employees is not probable of being met and recorded a reversal of share-based compensation amounting to RMB 34,252. The total fair value of share options vested as of August 31, 2020, 2021 and 2022 was RMB 32,851, RMB 43,341 and RMB 48,450, respectively.

The total compensation expense is recognized on a straight-line basis over the respective vesting periods. As of August 31, 2020, 2021 and 2022, there were RMB 4,098, RMB 748 and RMB nil unrecognized compensation expense, respectively, related to un-vested share options granted to executive and employees of the Group. As of August 31, 2021 and 2022, the unvested share options expense relating to the share options of the Group is expected to be recognized over a weighted average vesting period of 1 year and less than 1 year, respectively.